Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net book value	$ 48,826,128
- Depreciation for the year	(4,178,886)	$ (3,305,951)	$ (3,585,965)
- Vessel improvements	370,000
Net book value	116,230,333	48,826,128
Vessels [Member]
Costs	61,279,976	61,279,976
Accumulated depreciation	(12,453,848)	(9,147,897)
Net book value	48,826,128	52,132,079
- Depreciation for the year	(4,178,886)	(3,305,951)
- Vessel acquisitions	71,214,470
- Vessel improvements	368,621
Costs	132,863,067	61,279,976	61,279,976
Accumulated depreciation	(16,632,734)	(12,453,848)	(9,147,897)
Net book value	$ 116,230,333	$ 48,826,128	$ 52,132,079